FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Interest rate and foreign exchange instruments		―		48		―		―	48
Commodity contracts not subject to rate recovery		28		16		―		(11)	33
Commodity contracts subject to rate recovery		―		1		107		14	122
Total		$745		$448		$107		$3	$1,303

Liabilities:
Interest rate and foreign exchange instruments	$	―		$155	$	―	$	―	$155
Commodity contracts not subject to rate recovery		3		9		―		(4)	8
Commodity contracts subject to rate recovery		―		52		―		(36)	16
Total		$3		$216	$	―		$(40)	$179

	Fair value at December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$614	$	―	$	―	$	―	$614
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		59		58		―		―	117
Municipal bonds		―		111		―		―	111
Other securities		―		153		―		―	153
Total debt securities		59		322		―		―	381
Total nuclear decommissioning trusts(2)		673		322		―		―	995
Interest rate and foreign exchange instruments		―		56		―		―	56
Commodity contracts not subject to rate recovery		1		5		―		17	23
Commodity contracts subject to rate recovery		2		1		99		31	133
Total		$676		$384		$99		$48	$1,207

Liabilities:
Interest rate and foreign exchange instruments	$	―		$117	$	―	$	―	$117
Commodity contracts not subject to rate recovery		4		8		―		(5)	7
Commodity contracts subject to rate recovery		―		13		―		―	13
Total		$4		$138	$	―		$(5)	$137
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Commodity contracts subject to rate recovery		―		―		107		12	119
Total		$717		$383		$107		$12	$1,219

Liabilities:
Interest rate instruments	$	―		$47	$	―	$	―	$47
Commodity contracts not subject to rate recovery		1		―		―		(1)	―
Commodity contracts subject to rate recovery		―		51		―		(36)	15
Total		$1		$98	$	―		$(37)	$62

	Fair value at December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$614	$	―	$	―	$	―	$614
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		59		58		―		―	117
Municipal bonds		―		111		―		―	111
Other securities		―		153		―		―	153
Total debt securities		59		322		―		―	381
Total nuclear decommissioning trusts(2)		673		322		―		―	995
Commodity contracts not subject to rate recovery		―		―		―		1	1
Commodity contracts subject to rate recovery		1		1		99		29	130
Total		$674		$323		$99		$30	$1,126

Liabilities:
Interest rate instruments	$	―		$55	$	―	$	―	$55
Commodity contracts subject to rate recovery		―		12		―		―	12
Total	$	―		$67	$	―	$	―	$67
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)		Total
Assets:
Commodity contracts subject to rate recovery	$	―		$1	$	―		$2		$3
Total	$	―		$1	$	―		$2		$3

Liabilities:
Commodity contracts not subject to rate recovery		$2	$	―	$	―		$(2)	$	―
Commodity contracts subject to rate recovery		―		1		―		―		1
Total		$2		$1	$	―		$(2)		$1

	Fair value at December 31, 2013
		Level 1		Level 2		Level 3		Netting(1)		Total
Assets:
Commodity contracts not subject to rate recovery	$	―	$	―	$	―		$2		$2
Commodity contracts subject to rate recovery		1		―		―		2		3
Total		$1	$	―	$	―		$4		$5

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―		$1
Total	$	―		$1	$	―	$	―		$1
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements with cash collateral, as well as cash collateral not offset.

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Balance at January 1	$99	$61	$23
Realized and unrealized gains	15	11	31
Allocated transmission instruments	19	51	58
Settlements	(26)	(24)	(51)
Balance at December 31	$107	$99	$61
Change in unrealized gains or losses relating to
instruments still held at December 31	$8	$11	$17

Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2014
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Total long-term debt(1)(2)	$12,347	$	―	$12,782		$917	$13,699
Preferred stock of subsidiary	20		―	23		―	23
SDG&E:
Total long-term debt(2)(3)	$4,461	$	―	$4,563		$425	$4,988
SoCalGas:
Total long-term debt(4)	$1,913	$	―	$2,124	$	―	$2,124
Preferred stock	22		―	25		―	25

	December 31, 2013
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Total long-term debt(1)(2)	$12,022	$	―	$11,925		$751	$12,676
Preferred stock of subsidiary	20		―	20		―	20
SDG&E:
Total long-term debt(2)(3)	$4,386	$	―	$4,226		$335	$4,561
SoCalGas:
Total long-term debt(4)	$1,413	$	―	$1,469	$	―	$1,469
Preferred stock	22		―	22		―	22
(1)	Before reductions for unamortized discount (net of premium) of $21 million and $17 million at December 31, 2014 and 2013, respectively, and excluding build-to-suit and capital leases of $310 million and $195 million at December 31, 2014 and 2013, respectively, and commercial paper classified as long-term debt of $200 million at December 31, 2013. We discuss our long-term debt in Note 5.
(2)	Level 3 instruments include $325 million and $335 million at December 31, 2014 and 2013, respectively, related to Otay Mesa VIE.
(3)	Before reductions for unamortized discount of $11 million at December 31, 2014 and 2013, and excluding capital leases of $234 million and $179 million at December 31, 2014 and 2013, respectively.
(4)	Before reductions for unamortized discount of $8 million and $4 million at December 31, 2014 and 2013, respectively, and excluding capital leases of $1 million and $2 million at December 31, 2014 and 2013, respectively.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2014	2013
Sempra Energy Consolidated	$14	$48
SDG&E	12	30
SoCalGas	2	4

Schedule Of Non Recurring Fair Value Measures [Abstract]
Schedule Of Non Recurring Fair Value Measures
NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair value
	fair		value	measure-		Range of
	value	Valuation technique	hierarchy	ment	Inputs used to develop measurement	inputs
Investment in
Energía Sierra
Juárez	$26 (1)	Market approach	Level 2	100%	Equity sale offer price	100%
Investment in
Rockies Express	$369 (2)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(3)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
(1)	At measurement date of July 16, 2014. At December 31, 2014, our investment in Energía Sierra Juárez had a carrying value of $25 million, reflecting subsequent equity method activity to record distributions and earnings.
(2)	At measurement date of September 30, 2012. At December 31, 2014, our investment in Rockies Express had a carrying value of $340 million, reflecting subsequent equity method activity to record distributions and earnings.
(3)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.